SHARE-BASED COMPENSATION (Tables) - Freight App Inc [Member]	12 Months Ended
Dec. 31, 2021
SUMMARY OF ABOUT STOCK OPTION ACTIVITY

The following table summarizes stock option activity:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Balance at January 1, 2020	94,753	$0.52
Granted	1,662,716	0.25
Forfeited/Expired	(189,853)	0.38
Exercised	(1,753)	0.25
Balance at December 31, 2020	1,565,863	0.25	5.92	-
Granted	1,185,308	1.45
Forfeited/Expired	(8,839)	0.25
Exercised	-	-
Balance at December 31, 2021	2,742,332	0.77	6.58	$854,217
Exercisable at December 31, 2021	1,527,994	$0.53	4.93	$ 640,828.

SUMMARY OF NON-VESTED STOCK OPTION

The following table summarizes the Company’s non-vested stock options.

	Non-vested Options Outstanding	Weighted-Average Grant Date Fair Value
At January 1, 2020	51,462	$0.25
Options granted	1,662,716	0.25
Options forfeited/cancelled	(189,853)	0.25
Options exercised	(1,753)	-
Options vested	(860,034)	0.15
At December 31, 2020	662,538	0.19
Options granted	1,185,308	0.26
Options forfeited/cancelled	(8,839)	0.19
Options exercised	-	-
Options vested	(624,668)	0.29
At December 31, 2021	1,214,339	$0.34

SUMMARY OF RESTRICTED STOCK AWARDS

The following table summarizes the restricted stock awards activity:

	Restricted Stock Awards	Weighted-Average Grant Date Fair Value Per Share
At December 31, 2020	-	$-
Granted	175,332	0.80
Forfeited	(5,000)	0.80
Exercised	-	-
Vested	(78,631)	0.80
Outstanding non-vested at December 31, 2021	91,701	$0.80